Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Short-term borrowings
16.	Short-term borrowings

Type of borrowings	December 31, 2023	Interest rate range
Bank collaterialized borrowings	$13,449,110	2.61%-2.7%
Loan from shareholders	3,000,000	Note
	$16,449,110

Type of borrowings	December 31, 2022	Interest rate range
Bank collaterialized borrowings	$12,492,935	1.84%～3.11%
Loan from shareholders	1,000,000	Note
	$13,492,935

Note:	In 2021, the Group entered into shareholder loan agreements in the amount of $5,000,000 with Koh Sih-Ping, Asteria Corporation, and Berwick Resources Limited. The Company issued promissory notes with an interest rate of 7.5% per annum and maturity date of September 1, 2022 to the lenders in the same amount as loans made. In addition, Koh Sih-Ping assumed joint and several liability as guarantor of the Group under the shareholder agreement with Asteria Corporation.

In September 2022, the loan from shareholders were repaid to Koh Sih-Ping in the amount of $1,000,000 and Asteria Corporation in the amount of $3,000,000, and the maturity date of the promissory note of $1,000,000 issued to Berwick Resources Limited was extended to and repaid in January 2023.

In March 2023, the Group entered into a shareholder loan agreement in the amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024 to the lender in the same amount as the loan made. The maturity date of the shareholder loan of $3,000,000 was extended and repaid in April 29, 2024.

Refer to table below for details of short-term and long-term borrowing. Lender A refers to Shanghai Commercial & Savings Bank, Ltd.; Lender B refers to Taishin International Bank; Lender C refers to Hua Nan Commercial Bank; Lender D refers to Mega International Commercial Bank, and Taiwan SMEG stands for Small and Medium Enterprise Credit Guarantee Fund of Taiwan.

As of December 31, 2023
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2023-11.2024	$4,190,650	LC loan	$298,762		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	652,241		2.68%	None	Same as above
			Letter of guarantee	1,458,108	1,398,011	-	None	Same as above
Lender A	12.2023-11.2024	3,913,447	LC loan	195,206		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	2,229,034		2.68%	None	Same as above
			Letter of guarantee	1,432,379	56,828	-	None	Same as above
Lender A	01.2022-01.2025	189,019	Letter of guarantee	188,823		-	None	None
Lender A	09.2020~09.2025	978,362	Long-Term Bank loan	428,033		2.85%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	3,098,146	Long-Term Bank loan	3,029,959		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,630,603	Long-Term Bank loan	1,594,716		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	326,121	Long-Term Bank loan	256,157		2.92%	None	None
Lender B	04.2023-04.2024	4,891,809	Short-Term Bank loan	2,021,948	2,869,861	2.61%	None	Time deposit $2,300,000
Lender C	05.2023-05.2024	6,196,291	Short-Term Bank loan	6,000,620		2.70%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C			LG	41,564	154,107	-	None	Same as above
Lender C	05.2019-03.2026	5,870,171	Long-Term Bank loan	1,891,735		2.39%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	12.2023-06.2024	2,282,844	Short-Term Bank loan	2,051,299		2.65%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	185,019		-	None	Same as above
Lender C	06.2023-08.2028	1,766,921	Long-Term Bank loan	1,439,712		2.40%	None	Time deposit $500,000, Land, Buildings and Structures

As of December 31, 2022
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	11.2022-11.2023	$4,184,307	LC loan	$610,089	$-	2.56%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	651,255	-	2.56%	None	Same as above
			Letter of guarantee	1,563,552	1,359,411	-	None	Same as above
Lender A	11.2022-11.2023	3,907,522	LC loan	324,269	-	2.31%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Letter of guarantee	895,592	2,687,661	-	None	Same as above
Lender A	01.2022-01.2025	188,733	Letter of guarantee	188,538	-	-	Koh Sih-Ping	None
Lender A	09.2020-09.2025	976,880	Long-Term Bank loan	671,605	-	2.72%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	3,093,455	Long-Term Bank loan	3,053,795	-	2.67%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,628,134	Long-Term Bank loan	1,607,261	-	2.67%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016-03.2026	325,627	Long-Term Bank loan	318,843	-	2.67%	Koh Sih-Ping	None
Lender A	10.2021-10.2026	651,254	Long-Term Bank loan	69,793	-	2.72%	Koh Sih-Ping	100% guaranteed by Taiwan SMEG
Lender B	06.2022-04.2023	5,210,029	Short-Term Bank loan	3,507,001	-	1.84%-3.11%	Koh Sih-Ping	Time deposit $2,800,000, Promissory note $5,743,001
			LC loan	334,220	1,368,808	2.54%~2.60%	Koh Sih-Ping	Same as above
Lender C	01.2022-01.2023	6,186,910	Short-Term Bank loan	5,014,652	-	2.50%	Koh Sih-Ping	Time deposit $500,000, Land, Buildings and Structures
			Letter of guarantee	84,466	1,087,792	-	Koh Sih-Ping	Same as above
Lender C	05.2019-03.2026	5,861,283	Long-Term Bank loan	2,728,370	-	2.26%	Koh Sih-Ping	Time deposit $500,000, Land, Buildings and Structures
Lender C	11.2022-06.2023	2,279,388	Short-Term Bank loan	2,051,449	-	2.50%	None	Time deposit $1,000,000
			Letter of guarantee	209,178	18,761	-	None	Same as above
Lender C	06.2020-06.2023	162,813	Long-Term Bank loan	27,134	-	2.03%	Koh Sih-Ping	85% guaranteed by Taiwan SMEG
Lender C	07.2021-08.2026	2,442,201	Long-Term Bank loan	1,883,883	-	1.46%	Koh Sih-Ping	70% guaranteed by Taiwan SMEG
Lender D	01.2022-01.2023	976,880	Credit Loan	-	973,347	-	Koh Sih-Ping	65% guaranteed by Taiwan SMEG
			Letter of guarantee	3,533	-	-	Koh Sih-Ping	Same as above

Note 1: Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for several outstanding loans.